Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] Adjustment	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Adjustment	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Adjustment	Total
Balance at Dec. 31, 2017		$ 96,019	$ 171,816		$ 1,891,805		$ (28,397)	$ (292,263)		$ 1,838,980
Balance (in shares) at Dec. 31, 2017	96,019
Increase (decrease) in shareholders' equity
Net Income					215,931					215,931
Dividends:
Payable/Cash					(49,599)					(49,599)
Purchase of treasury stock								(19,042)		(19,042)
Exercise of stock options		85	1,437							1,522
Exercise of stock options (in shares)	85
Stock compensation expense recognized in earnings			1,035							1,035
Repurchase of outstanding warrant			(29,005)							(29,005)
Other comprehensive income, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments							(20,240)			(20,240)
Balance at Dec. 31, 2018		96,104	145,283	$ 5,997	2,064,134	$ (5,997)	(54,634)	(311,305)		1,939,582
Balance (in shares) at Dec. 31, 2018	96,104
Increase (decrease) in shareholders' equity
Net Income					205,104					205,104
Dividends:
Payable/Cash					(68,670)					(68,670)
Purchase of treasury stock								(17,845)		(17,845)
Exercise of stock options		111	1,812							1,923
Exercise of stock options (in shares)	111
Stock compensation expense recognized in earnings			980							980
Other comprehensive income, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments							56,979			56,979
Balance at Dec. 31, 2019		96,215	148,075		2,200,568		2,345	(329,150)		2,118,053
Balance (in shares) at Dec. 31, 2019	96,215
Increase (decrease) in shareholders' equity
Net Income					167,319					167,319
Dividends:
Payable/Cash					(69,928)					(69,928)
Purchase of treasury stock								(48,878)		(48,878)
Exercise of stock options		26	516							542
Exercise of stock options (in shares)	26
Stock compensation expense recognized in earnings			743							743
Other comprehensive income, net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments							18,480			18,480
Balance at Dec. 31, 2020		$ 96,241	$ 149,334	$ (8,333)	$ 2,289,626		$ 20,825	$ (378,028)	$ (8,333)	$ 2,177,998
Balance (in shares) at Dec. 31, 2020	96,241